Financial Liabilities - Loans by Currency (Details) € in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Loans and other payables		€ 4,488						€ 8,555
Euro
Disclosure of detailed information about borrowings [line items]
Loans and other payables		2,484						5,114
US dollar
Disclosure of detailed information about borrowings [line items]
Loans and other payables	$ 1,522	1,355					$ 2,413	2,106
Brazilian real
Disclosure of detailed information about borrowings [line items]
Loans and other payables		337	R$ 1,527					668	R$ 2,964
Colombian Peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables		45		$ 166,616				277		$ 1,031,005
Pound sterling
Disclosure of detailed information about borrowings [line items]
Loans and other payables		117			£ 100			112			£ 100
Peruvian nuevo sol
Disclosure of detailed information about borrowings [line items]
Loans and other payables		14				S/ 54		136				S/ 525
Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and other payables		€ 136						€ 142